Document and Entity Information	Jan. 29, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jan. 29, 2026
Entity Central Index Key	0000278001
Amendment Flag	false
Registrant Name	Fidelity Phillips Street Trust
Entity Investment Company Type	N-1A